FAIR VALUE OF FINANCIAL INSTRUMENTS - RECURRING BASIS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Real estate securities, available-for-sale	$ 1,759,239	[1],[2]	$ 289,756
Investments in excess mortgage servicing rights	271,420		245,036		43,971
Investments in equity method investees at fair value	183,153
Recurring Basis | Level 2 Inputs
Assets:
Real estate securities, available-for-sale	1,129,786
Investments in excess mortgage servicing rights		[3]		[3]
Investments in equity method investees at fair value		[3]
[AssetsFairValueDisclosure]	1,129,786
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Level 3 Inputs
Assets:
Real estate securities, available-for-sale	629,453		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	1,084,026
Liabilities:
Repurchase agreements
Recurring Basis | Principal Balance or Notional Amount
Assets:
Real estate securities, available-for-sale	1,987,853		433,510
Investments in excess mortgage servicing rights	69,914,531	[3]	76,560,751	[3]
Investments in equity method investees at fair value	83,864,810	[3]
[AssetsFairValueDisclosure]	155,767,194
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Carrying Value
Assets:
Real estate securities, available-for-sale	1,759,239		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	2,213,812
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Fair Value
Assets:
Real estate securities, available-for-sale	1,759,239		289,756
Investments in excess mortgage servicing rights	271,420	[3]	245,036	[3]
Investments in equity method investees at fair value	183,153	[3]
[AssetsFairValueDisclosure]	2,213,812
Liabilities:
Repurchase agreements			$ 150,922

[1]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[2]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[3]	(A) The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.